Business Combinations (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business Acquisition, Pro Forma Information	The pro forma results of operations do not reflect any cost savings or other synergies that might have been achieved from combining the operations or any estimated costs that have not yet been incurred to integrate Aquadrill assets.

(In $ millions, except per share data)	Three months ended June 30, 2023	Six months ended June 30, 2023
Operating revenue	414	758
Net income	82	121
Basic EPS ($)	1.03	1.52
Diluted EPS ($)	1.02	1.50
The table below summarizes the results of operations related to the tender-assist units included in the pro forma results of operations:

(in $ millions)	Three months ended June 30, 2023	Six months ended June 30, 2023
Operating revenue	6	12
Loss from continuing operations	(2)	(3)